FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 69,529		$ 69,529
Financial liabilities	(309,761)		(309,761)
Balance, beginning of period			68,200
Balance, beginning of period			309,580
Balance, end of period	69,529		69,529
Balance, end of period	309,761		309,761
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	15,389		15,389
Balance, beginning of period			14,088
Balance, end of period	15,389		15,389
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	15,389		15,389
Financial liabilities	(2,854)		(2,854)
Balance, beginning of period	14,776		14,088
Balance, beginning of period	2,686		2,349
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	937		1,457
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(257)		(239)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	206		62
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	115		383
Additions, net	883		590
Additions, net	485		560
Balance, end of period	15,389		15,389
Balance, end of period	2,854		2,854
Transfers into Level 3 of fair value hierarchy, assets	0		(605)
Transfers into Level 3 of fair value hierarchy, liabilities		$ 0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	(175)		(199)
Transfers out of Level 3 of fair value hierarchy, assets	(1,413)		(1,413)
Level 3 | Accounts payable and other1
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(2,854)		(2,854)
Balance, beginning of period			2,349
Balance, end of period	2,854		2,854
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets
Balance, beginning of period			810
Corporate bonds | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	929		929
Balance, end of period	929		929
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,964		7,964
Balance, beginning of period			7,412
Balance, end of period	7,964		7,964
Equity derivatives | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,164		5,164
Balance, beginning of period			4,659
Balance, end of period	$ 5,164		$ 5,164